REORGANIZATION ITEMS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reorganizations [Abstract]
Summary of Reorganization Items, Net

The Company used the classification “Reorganization items, net” on the consolidated statements of operations to reflect expenses, gains and losses that are the direct result of the reorganization of its business.

	09/30/2018	09/30/2017
Adjustment to present value—loans and financing (a)	14,488,842	—
Gains of restructuring (c)	12,880,804	—
Adjustment to present value—Anatel (AGU) and other payables (b)	5,704,607	—
Prepetition contingencies (d)	(112,491)	(359,772)
Prepetition inflation adjustment	(234,946)	(523,594)
Income from short-term investments	174,283	578,351
Professional fees (e)	(410,358)	(186,733)
Other restructuring debt	(111,164)

Total reorganization items, net	32,379,577	(491,748)

(a)

Refers to the present value of third-party borrowings and financing arising from the impacts of the ratification of the Plan at the initial recognition date, calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

(b)	Refers to the present value of ANATEL (AGU) which are considered as liquid for payment and other payables arising from the impacts of the ratification of the Plan at the initial recognition date.
(c)	Refers basically to the positive impact of the novation of the debt calculated pursuant to the JRP.
(d)	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the RJ proceedings.
(e)	Refers to professional advisors fees who are assisting with the bankruptcy process.

The Company used the classification “Reorganization items, net” on the consolidated statements of operations to reflect expenses, gains and losses that are the direct result of the reorganization of its business.

	2017	2016
Anatel provision for contigencies	(1,568,798)	(6,604,718)
Other provision for contingencies (a)	(736,301)	(1,851,698)
Inflation adjustment of provision for contingencies	(410,157)	(498,200)
Income from short-term investments	713,276	201,533
Professional fees (b)	(369,938)	(252,915)

Total reorganization items, net	(2,371,918)	(9,005,998)

(a)	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the RJ proceedings.
(b)	During the year ended December 31, 2017, and 2016 the Company incurred in R$369 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.